Tax Matters - Provision for Taxes on Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income taxes:
Federal		$ 14,127	$ 342	$ 67
State and local		320	(52)	(8)
Deferred income taxes:
Federal		(25,964)	(419)	300
State and local		(268)	(106)	(36)
Total U.S. tax provision		(11,785)	(235)	323
International
Current income taxes		2,709	1,532	1,951
Deferred income taxes		28	(175)	(284)
Total international tax provision		2,737	1,358	1,667
Provision/(benefit) for taxes on income	[1]	$ (9,049)	$ 1,123	$ 1,990

[1]	Amounts may not add due to rounding.